Finance income (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Finance Income

	2019 £m	2018 £m	2017 £m
Years to 31 December 2019 and 31 December 2018 under IFRS 9
Finance income arising from:
Financial assets measured at amortised cost	69	73
Financial assets measured at fair value through profit or loss	10	1
Net gains arising from the forward element of forward contracts in net investment hedge relationships	19	7
Year to 31 December 2017 under IAS 39
Interest income arising from:
Cash and cash equivalents			60
Available-for-sale investments			2
Loans and receivables			1
Fair value adjustments on derivatives at fair value through profit or loss			2

	98	81	65